Schedule of income and tax expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Loss before income tax expense	$ (3,157,133)	$ (2,064,334)
Notional tax calculated at rates applicable to profits in the tax jurisdictions concerned	268,626	379,807
Unused tax losses for which no deferred tax asset has been recognized	(268,626)	(379,807)
Income tax expenses